CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

15.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2021 and June 30, 2022:

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	74	70	11
- Cash at bank	58,285	50,845	7,589

Cash and cash equivalents	58,359	50,915	7,600

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	37,333	31,228	4,662
US$	20,011	19,015	2,838
HK$	1,015	672	100

	58,359	50,915	7,600

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default. As of December 31, 2021 and June 30, 2022, there were no cash and cash equivalents pledged as security for the Group's liabilities.